UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-2968

Name of Registrant: Vanguard Trustees' Equity Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

Item 1: Schedule of Investments

Vanguard International Value Fund

Schedule of Investments
As of July 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (96.0%)[1]
Australia (2.3%)
BHP Billiton Ltd.	1,224,369	55,986
Telstra Corp. Ltd.	13,886,975	45,553
National Australia Bank Ltd.	1,099,821	28,958
Westpac Banking Corp.	869,163	19,461
Commonwealth Bank of Australia	313,973	16,978
Bank of Queensland Ltd.	245,173	2,168
		169,104
Austria (0.2%)
OMV AG	286,400	11,417

Belgium (1.2%)
Anheuser-Busch InBev NV	1,024,936	58,990
Delhaize Group SA	192,356	13,833
KBC Groep NV	364,400	12,858
		85,681
Brazil (4.8%)
Vale SA Class B Pfd. ADR	2,512,210	74,160
Petroleo Brasileiro SA ADR Type A	2,338,584	71,865
Banco do Brasil SA	3,386,800	57,194
Cielo SA	1,812,993	50,549
Vale SA Class B ADR	1,317,300	42,733
MRV Engenharia e Participacoes SA	2,452,400	18,043
Cia Energetica de Minas Gerais ADR	853,454	16,472
Gafisa SA ADR	1,476,271	14,128
Rossi Residencial SA	887,500	6,667
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	233,200	5,451
		357,262
Canada (2.5%)
Bank of Nova Scotia	412,560	23,395
Canadian National Railway Co.	266,825	19,974
Rogers Communications Inc. Class B	520,700	19,881
Nexen Inc.	848,369	19,792
Magna International Inc.	378,900	18,480
Penn West Petroleum Ltd.	649,827	14,473
Teck Resources Ltd. Class B	291,466	14,410
Suncor Energy Inc.	332,805	12,720
National Bank of Canada	153,100	11,866
Agrium Inc.	133,400	11,674
* New Gold Inc.	912,300	9,863
Toronto-Dominion Bank	68,700	5,500
Industrial Alliance Insurance & Financial Services Inc.	37,262	1,470
Royal Bank of Canada	1	—
TELUS Corp. Class A	1	—
Intact Financial Corp.	1	—
Sun Life Financial Inc.	1	—
		183,498

China (4.3%)
China Mobile Ltd.	5,233,000	52,062
^ Weichai Power Co. Ltd.	9,414,600	51,106
^ China State Construction International Holdings Ltd.	41,669,280	41,736
^ Geely Automobile Holdings Ltd.	98,935,000	39,154
China Shenhua Energy Co. Ltd.	3,923,000	19,670
Guangzhou Automobile Group Co. Ltd.	15,336,169	18,480
GOME Electrical Appliances Holding Ltd.	36,607,000	17,271
China Overseas Land & Investment Ltd.	7,586,000	16,987
China Petroleum & Chemical Corp.	16,402,000	16,247
Ping An Insurance Group Co.	1,562,500	15,195
Bank of China Ltd.	29,996,000	13,806
China Construction Bank Corp.	15,009,960	12,079
Daphne International Holdings Ltd.	4,866,000	5,219
		319,012
Denmark (0.2%)
* Danske Bank A/S	399,952	7,738
^ Pandora A/S	252,939	7,225
		14,963
Finland (0.9%)
Sampo Oyj	1,061,707	32,338
Nokia Oyj	5,420,833	31,523
		63,861
France (7.6%)
^ Sanofi	1,634,767	127,023
BNP Paribas SA	945,687	61,332
Total SA	1,099,790	59,442
Danone	556,096	39,647
Teleperformance	1,323,584	34,100
Societe Generale SA	684,744	33,895
LVMH Moet Hennessy Louis Vuitton SA	179,426	32,888
Technip SA	284,035	31,101
Bouygues SA	735,700	27,809
Renault SA	464,600	24,789
ArcelorMittal	603,754	18,820
Faurecia	463,622	17,883
Valeo SA	266,000	16,295
Vivendi SA	628,760	15,036
STMicroelectronics NV	1,683,889	13,276
GDF Suez	361,505	11,821
		565,157
Germany (5.8%)
Adidas AG	953,446	70,776
SAP AG	1,102,407	68,925
Deutsche Post AG	2,548,990	45,004
Bayerische Motoren Werke AG	417,958	41,784
Siemens AG	324,471	41,470
Allianz SE	253,200	32,996
E.ON AG	1,114,100	30,719
ThyssenKrupp AG	540,600	23,901
Merck KGaA	216,882	23,147
Muenchener Rueckversicherungs AG	134,600	19,863
Bayer AG	218,781	17,503
Henkel AG & Co. KGaA Prior Pfd.	236,736	15,960
		432,048

Hong Kong (1.0%)
* AIA Group Ltd.	7,074,400	25,984
Wing Hang Bank Ltd.	1,307,000	14,026
HSBC Holdings plc	1,331,869	13,045
Esprit Holdings Ltd.	2,563,317	7,463
New World Development Ltd.	3,704,000	5,448
Yue Yuen Industrial Holdings Ltd.	1,495,500	4,796
Cathay Pacific Airways Ltd.	415,000	962
		71,724
India (0.7%)
Sterlite Industries India Ltd. ADR	813,938	12,022
Tata Steel Ltd. GDR	863,300	11,152
ICICI Bank Ltd. ADR	215,750	10,047
2 Tata Steel Ltd. Warrants Exp. 12/23/2014	701,300	8,951
* Hindalco Industries Ltd. P Notes	1,430,400	5,453
2 Hindalco Industries Ltd. GDR	629,980	2,401
		50,026
Indonesia (0.4%)
Telekomunikasi Indonesia Tbk PT ADR	830,200	28,974

Ireland (0.2%)
Ryanair Holdings plc ADR	554,200	15,069

Italy (3.0%)
ENI SPA	3,269,476	71,049
Telecom Italia SPA (Registered)	46,409,515	58,397
Intesa Sanpaolo SPA (Registered)	18,229,356	42,052
Atlantia SPA	1,281,848	23,734
UniCredit SPA	10,163,750	18,131
Telecom Italia SPA (Bearer)	6,391,400	6,873
		220,236
Japan (20.2%)
Bridgestone Corp.	3,309,300	82,321
FANUC Corp.	406,100	76,823
Mitsubishi Corp.	2,532,100	67,724
Fujitsu Ltd.	10,451,000	61,506
Sony Corp.	2,381,000	59,721
Yamada Denki Co. Ltd.	725,290	58,070
Canon Inc.	1,133,000	54,624
Omron Corp.	1,778,800	50,069
Sumitomo Mitsui Financial Group Inc.	1,576,800	49,604
Obayashi Corp.	10,468,000	48,434
Dai Nippon Printing Co. Ltd.	4,065,000	46,158
Panasonic Corp.	3,861,500	45,915
Fujikura Ltd.	9,385,000	44,347
Honda Motor Co. Ltd.	1,114,600	44,223
Mizuho Financial Group Inc.	26,061,100	42,632
Daito Trust Construction Co. Ltd.	439,000	42,257
Ricoh Co. Ltd.	3,787,000	40,738
Tokyo Electron Ltd.	736,400	39,638
Japan Tobacco Inc.	8,316	37,687
Yahoo Japan Corp.	102,885	36,490
Asahi Glass Co. Ltd.	2,923,000	33,771
JS Group Corp.	1,175,300	29,399
Toyota Motor Corp.	719,700	29,381
Nippon Telegraph & Telephone Corp.	588,800	29,119
Nissan Motor Co. Ltd.	2,693,700	28,665

Mitsui & Co. Ltd.	1,499,700	28,235
Mitsubishi Estate Co. Ltd.	1,493,000	26,773
Sumitomo Electric Industries Ltd.	1,548,000	23,109
Shin-Etsu Chemical Co. Ltd.	389,600	21,016
Sharp Corp.	2,281,000	21,013
THK Co. Ltd.	697,600	18,085
JFE Holdings Inc.	632,800	17,216
Sumitomo Mitsui Trust Holdings Inc.	4,447,650	16,384
Toshiba Corp.	3,139,000	16,284
ORIX Corp.	144,370	15,574
JX Holdings Inc.	2,089,700	15,109
Astellas Pharma Inc.	369,100	14,340
Sumitomo Corp.	973,900	13,725
Bank of Yokohama Ltd.	2,556,000	12,519
Nintendo Co. Ltd.	65,900	10,451
^ Tokyo Electric Power Co. Inc.	1,646,900	9,140
Sumitomo Rubber Industries Ltd.	535,500	6,951
* Mazda Motor Corp.	2,452,000	6,738
* Sumco Corp.	407,600	6,454
Nippon Express Co. Ltd.	1,272,000	5,610
DIC Corp.	2,157,000	5,024
Konica Minolta Holdings Inc.	470,500	3,807
Air Water Inc.	197,000	2,389
		1,495,262
Luxembourg (0.2%)
* Evraz Group SA GDR	533,952	17,780

Mexico (0.2%)
America Movil SAB de CV ADR	639,834	16,508

Netherlands (2.7%)
* ING Groep NV	5,802,316	62,265
Heineken NV	986,713	58,385
^ Unilever NV	1,520,174	49,368
* Aegon NV	2,495,490	14,281
Koninklijke DSM NV	213,400	12,099
		196,398
Norway (0.3%)
* Subsea 7 SA	741,450	19,525

Poland (0.2%)
KGHM Polska Miedz SA	246,800	16,891

Portugal (0.2%)
EDP - Energias de Portugal SA	3,953,690	13,736

Russia (3.4%)
Gazprom OAO ADR (London Shares)	7,422,400	106,212
Sberbank of Russia	13,008,706	47,925
Lukoil OAO ADR (U.S. Shares)	616,240	40,979
Mobile Telesystems OJSC ADR	906,047	17,016
MMC Norilsk Nickel OJSC ADR	572,785	15,262
Gazprom OAO ADR (U.S. Shares)	953,256	13,641
Lukoil OAO ADR (London Shares)	130,943	8,707
		249,742
Singapore (1.0%)
Singapore Telecommunications Ltd.	18,985,000	52,897

DBS Group Holdings Ltd.	1,564,701	20,164
		73,061
South Africa (1.0%)
MTN Group Ltd.	1,202,311	26,010
Bidvest Group Ltd.	856,390	20,097
Standard Bank Group Ltd.	1,296,312	18,851
Mr Price Group Ltd.	1,008,100	11,107
		76,065
South Korea (3.9%)
Samsung Electronics Co. Ltd.	137,192	109,858
KT&G Corp.	600,830	37,410
KB Financial Group Inc.	700,540	34,847
SK Telecom Co. Ltd. ADR	2,131,300	33,930
LG Electronics Inc.	335,127	25,536
Hana Financial Group Inc.	586,550	23,006
LG Display Co. Ltd.	586,600	15,093
Samsung Electronics Co. Ltd. Prior Pfd.	16,900	9,007
		288,687
Spain (0.4%)
Gas Natural SDG SA	1,024,700	20,600
Banco Santander SA	1,181,664	12,437
		33,037
Sweden (1.1%)
Assa Abloy AB Class B	1,514,900	38,894
Swedbank AB Class A	1,632,321	28,584
Sandvik AB	790,156	12,598
		80,076
Switzerland (4.7%)
Novartis AG	1,761,046	107,956
* UBS AG	4,125,606	68,108
Roche Holding AG	262,469	47,099
Actelion Ltd.	796,085	40,420
Nestle SA	471,320	30,024
ABB Ltd.	980,145	23,476
Lonza Group AG	139,169	11,853
Credit Suisse Group AG	316,933	11,394
* Clariant AG	629,700	9,901
		350,231
Taiwan (1.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	15,334,704	38,109
AU Optronics Corp.	31,108,460	17,048
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,123,915	13,892
Advanced Semiconductor Engineering Inc.	10,679,000	11,540
Powertech Technology Inc.	2,798,400	8,051
Wistron Corp.	4,312,000	7,260
Lite-On Technology Corp.	5,241,337	6,854
* Pegatron Corp.	4,762,000	5,474
		108,228
Thailand (0.1%)
PTT PCL	331,300	3,840

Turkey (0.6%)
Turkiye Garanti Bankasi AS	3,357,700	14,734
Turkiye Is Bankasi	5,150,400	14,698
* Turkcell Iletisim Hizmetleri AS	2,481,883	12,752

Turkiye Vakiflar Bankasi Tao	1,918,600	3,997
46,181
United Kingdom (19.2%)
GlaxoSmithKline plc	6,489,175	144,679
Vodafone Group plc	43,373,972	121,637
Royal Dutch Shell plc Class A	2,020,949	74,178
Unilever plc	2,143,156	68,412
Aviva plc	9,868,548	64,269
Royal Dutch Shell plc Class B	1,702,080	62,324
Xstrata plc	2,857,063	60,280
Standard Chartered plc	2,338,138	59,562
Tesco plc	8,998,981	56,527
British American Tobacco plc	1,194,713	55,150
WPP plc	4,592,049	52,045
Rio Tinto plc	728,400	51,417
AstraZeneca plc	969,510	47,108
HSBC Holdings plc	4,409,000	42,985
WM Morrison Supermarkets plc	7,955,084	37,893
Barclays plc	9,820,444	35,634
*	Royal Bank of Scotland Group plc	59,245,579	34,377
BG Group plc	1,311,400	30,919
*	Lloyds Banking Group plc	43,681,421	30,857
Informa plc	4,585,103	30,293
Rexam plc	4,418,853	26,850
Petrofac Ltd.	1,159,497	26,529
Prudential plc	2,256,577	25,419
BP plc	2,835,600	21,371
Tullow Oil plc	1,036,666	20,827
GKN plc	5,506,100	20,213
BAE Systems plc	3,963,400	19,732
BHP Billiton plc	521,198	19,470
Eurasian Natural Resources Corp. plc	1,507,707	19,017
Imperial Tobacco Group plc	468,100	16,204
ICAP plc	1,715,273	12,551
Kazakhmys plc	570,537	12,534
Cookson Group plc	800,556	8,423
Inchcape plc	1,108,190	7,060
1,416,746
Total Common Stocks (Cost $6,655,353)	7,090,026
Market
Value
Coupon	Shares	($000)
Temporary Cash Investments (5.4%)[1]
Money Market Fund (5.1%)
[3,4,5]Vanguard Market Liquidity Fund	0.114%	378,953,022	378,953

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.3%)
[5,6] Federal Home Loan Bank Discount Notes	0.060%	9/23/11	2,050	2,050
[5,6] Freddie Mac Discount Notes	0.090%	8/22/11	11,000	10,999
7	United States Treasury Bill	0.047%	8/4/11	3,000	3,000
[5,7] United States Treasury Bill	0.108%	12/29/11	4,000	3,998
20,047
Total Temporary Cash Investments (Cost $399,001)	399,000

Total Investments (101.4%) (Cost $7,054,354)	7,489,026
Other Assets and Liabilities-Net (-1.4%)[4,6]	(104,535)
Net Assets (100%)	7,384,491

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $111,255,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.4% and 3.0%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the aggregate value of these securities was $11,352,000, representing 0.2% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $119,146,000 of collateral received for securities on loan.
5 Securities with a value of $13,248,000 and cash of $873,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
7 Securities with a value of $2,248,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

International Value Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	688,217	6,401,809	—
Temporary Cash Investments	378,953	20,047	—
Futures Contracts—Liabilities[1]	(1,576)	—	—
Forward Currency Contracts—Assets	—	2,167	—
Forward Currency Contracts—Liabilities	—	(1,400)	—
Total	1,065,594	6,422,623	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund's and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

International Value Fund

At July 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	September 2011	1,886	72,470	(2,049)
FTSE 100 Index	September 2011	509	48,331	5
Topix Index	September 2011	348	37,915	784
S&P ASX 200 Index	September 2011	172	20,674	(735)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2011, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Goldman Sachs Bank USA	8/15/11	USD	79,405 CAD	83,137	(1,007)
UBS AG	9/21/11	EUR	44,759 USD	64,239	137
UBS AG	9/14/11	JPY	2,746,332 USD	35,599	1,093
UBS AG	9/21/11	GBP	29,172 USD	47,858	375
UBS AG	9/21/11	AUD	19,470 USD	21,239	562
Goldman Sachs Bank USA	8/15/11	USD	8,402 GBP	13,790	(393)

AUD—Australian dollar.
CAD—Canadian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At July 31, 2011, the counterparties had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

E. At July 31, 2011, the cost of investment securities for tax purposes was $7,059,638,000. Net unrealized appreciation of investment securities for tax purposes was $429,388,000, consisting of unrealized gains of $1,063,611,000 on securities that had risen in value since their purchase and $634,223,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Equity Fund

Schedule of Investments
As of July 31, 2011

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Growth and Income Fund Investor Shares	9,346,548	255,067
Vanguard US Growth Fund Investor Shares	9,923,548	191,822
Vanguard Morgan Growth Fund Investor Shares	10,138,330	191,108
Vanguard Windsor Fund Investor Shares	14,180,852	190,874
Vanguard Windsor II Fund Investor Shares	7,245,489	190,701
Vanguard Explorer Fund Investor Shares	1,644,794	125,942
Vanguard Mid-Cap Growth Fund	3,143,238	63,525
Vanguard Capital Value Fund	5,814,085	62,560
Total Investments (100.0%) (Cost $1,180,594)		1,271,599
Other Assets and Liabilities-Net (0.0%)		615
Net Assets (100%)		1,272,214

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At July 31, 2011, the cost of investment securities for tax purposes was $1,180,594,000. Net unrealized appreciation of investment securities for tax purposes was $91,005,000, consisting of unrealized gains of $111,549,000 on securities that had risen in value since their purchase and $20,544,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Emerging Markets Select Stock Fund

Schedule of Investments
As of July 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (86.1%)[1]
Argentina (0.0%)
Arcos Dorados Holdings Inc. Class A	500	12

Australia (0.1%)
* CGA Mining Ltd.	13,424	37

Brazil (12.2%)
Petroleo Brasileiro SA Prior Pfd.	45,900	694
Banco do Brasil SA	19,400	328
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	38,500	277
Petroleo Brasileiro SA ADR	6,964	237
Cia de Saneamento de Minas Gerais-COPASA	10,500	219
Vale SA Class B ADR	6,649	216
Vale SA Prior Pfd.	7,200	212
EDP - Energias do Brasil SA	6,200	155
Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,500	149
All America Latina Logistica SA	19,300	141
Banco Santander Brasil SA	14,000	131
Totvs SA	7,300	127
Itau Unibanco Holding SA Prior Pfd.	6,200	125
Confab Industrial SA Prior Pfd.	38,300	102
Fibria Celulose SA	8,300	99
Itau Unibanco Holding SA ADR	4,770	97
BRF - Brasil Foods SA	4,300	81
Multiplus SA	4,100	71
Cia Energetica de Minas Gerais ADR	3,613	70
PDG Realty SA Empreendimentos e Participacoes	13,200	69
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,590	69
Natura Cosmeticos SA	2,900	66
Cia Siderurgica Nacional SA ADR	5,784	61
Banco Santander Brasil SA ADR	6,400	59
BR Malls Participacoes SA	4,300	49
Fibria Celulose SA ADR	4,047	48
Cia de Bebidas das Americas ADR	1,590	48
* OGX Petroleo e Gas Participacoes SA	4,500	37
Souza Cruz SA	2,500	30
Localiza Rent a Car SA	500	8
		4,075
Canada (1.1%)
Methanex Corp.	4,425	131
First Quantum Minerals Ltd.	900	125
Sherritt International Corp.	15,900	99
* Sino-Forest Corp.	1,300	10
		365
Chile (0.4%)
Banco Santander Chile ADR	722	67
Sociedad Quimica y Minera de Chile SA ADR	868	56
		123

China (14.5%)
China Shenhua Energy Co. Ltd.	75,000	376
China Mobile Ltd.	21,500	214
China Resources Power Holdings Co. Ltd.	102,000	199
China Unicom Hong Kong Ltd.	95,000	190
China Construction Bank Corp.	229,000	184
CNOOC Ltd.	79,000	176
Kingboard Laminates Holdings Ltd.	252,000	151
Yingde Gases	138,000	150
China Dongxiang Group Co.	625,000	142
China Pacific Insurance Group Co. Ltd.	35,400	134
* Baidu Inc. ADR	819	129
Mindray Medical International Ltd. ADR	4,700	127
Soho China Ltd.	128,500	116
Renhe Commercial Holdings Co. Ltd.	576,000	114
Chaoda Modern Agriculture Holdings Ltd.	278,000	111
Evergrande Real Estate Group Ltd.	146,000	109
BBMG Corp.	72,000	104
Industrial & Commercial Bank of China	137,000	104
Shanghai Electric Group Co. Ltd.	190,000	101
Guangdong Investment Ltd.	186,000	100
Lenovo Group Ltd.	154,000	98
China Power International Development Ltd.	362,000	90
China Life Insurance Co. Ltd.	27,000	90
Huadian Power International Co.	464,000	86
* Melco Crown Entertainment Ltd. ADR	5,494	83
Tsingtao Brewery Co. Ltd.	12,600	80
China Coal Energy Co. Ltd.	55,000	79
Agricultural Bank of China Ltd.	145,000	79
China Metal Recycling Holdings Ltd.	57,000	76
China Overseas Land & Investment Ltd.	34,000	76
China Yurun Food Group Ltd.	24,000	75
Jiangsu Expressway Co. Ltd.	78,000	75
China Mengniu Dairy Co. Ltd.	20,000	69
China BlueChemical Ltd.	88,000	68
China Oilfield Services Ltd.	38,000	66
* Trina Solar Ltd. ADR	3,613	65
Kingdee International Software Group Co. Ltd.	96,000	56
* China Taiping Insurance Holdings Co. Ltd.	23,800	55
Huabao International Holdings Ltd.	50,000	42
Dongfeng Motor Group Co. Ltd.	20,000	40
Tencent Holdings Ltd.	1,500	39
Agile Property Holdings Ltd.	24,000	39
Intime Department Store Group Co. Ltd.	23,000	38
Angang Steel Co. Ltd.	36,000	37
China Telecom Corp. Ltd.	56,000	37
China National Building Material Co. Ltd.	14,000	28
Ping An Insurance Group Co.	2,500	24
Shandong Weigao Group Medical Polymer Co. Ltd.	16,500	23
Ajisen China Holdings Ltd.	10,000	20
Belle International Holdings Ltd.	9,000	20
Anta Sports Products Ltd.	13,000	20
China Green Holdings Ltd.	33,000	18
China Resources Enterprise Ltd.	3,500	15
Hengan International Group Co. Ltd.	1,400	12
Bank of Communications Co. Ltd.	4,800	4
Wumart Stores Inc.	1,600	4

China Lilang Ltd.	2,000	3
		4,860
Colombia (0.3%)
BanColombia SA ADR	1,500	99

Egypt (0.2%)
* Orascom Telecom Holding SAE GDR	16,000	51
Commercial International Bank Egypt SAE	7,000	32
		83
Exchange-Traded Fund (2.8%)
*,2 Vanguard MSCI Emerging Markets ETF	19,625	949

France (0.5%)
CFAO SA	3,600	154

Hong Kong (2.0%)
Pacific Basin Shipping Ltd.	264,000	145
Texwinca Holdings Ltd.	82,000	115
Stella International Holdings Ltd.	33,500	91
* Sun Art Retail Group Ltd.	66,000	85
* China Mobile Ltd. ADR	1,590	79
SJM Holdings Ltd.	23,000	58
China Overseas Grand Oceans Group Ltd.	32,000	46
ASM Pacific Technology Ltd.	3,100	34
Oriental Watch Holdings	26,400	22
Trinity Ltd.	7,000	8
		683
Hungary (0.7%)
Magyar Telekom Telecommunications plc	47,550	137
OTP Bank plc	3,450	100
		237
India (6.8%)
Reliance Industries Ltd.	11,280	211
HCL Technologies Ltd.	18,888	207
* Idea Cellular Ltd.	95,600	204
Infrastructure Development Finance Co. Ltd.	51,062	145
Bank of India	14,800	129
ITC Ltd.	26,597	125
* Genpact Ltd.	7,400	122
Bharti Airtel Ltd.	10,164	100
ICICI Bank Ltd. ADR	1,879	87
Sun Pharmaceutical Industries Ltd.	6,474	76
HDFC Bank Ltd. ADR	2,165	75
IRB Infrastructure Developers Ltd.	18,897	74
Bank of Baroda	3,550	70
Punjab National Bank	2,700	69
MercadoLibre Inc.	815	65
Infosys Ltd. ADR	1,013	63
Jain Irrigation Systems Ltd.	13,630	54
Karnataka Bank Ltd.	19,004	50
Power Grid Corp. of India Ltd.	20,541	49
Aban Offshore Ltd.	3,617	40
United Phosphorus Ltd.	10,292	39
Gujarat NRE Coke Ltd.	34,772	35
Indian Bank	6,600	33
Central Bank Of India	12,525	33

Corp Bank	2,750	31
Oil & Natural Gas Corp. Ltd.	4,604	28
Tata Steel Ltd. GDR	2,092	27
Dr Reddy's Laboratories Ltd. ADR	640	23
DLF Ltd.	1,874	10
		2,274
Indonesia (1.0%)
Indosat Tbk PT	121,500	78
Bank Rakyat Indonesia Persero Tbk PT	94,500	76
Indofood CBP Sukses Makmur TBK PT	110,000	75
Bank Mandiri Tbk PT	65,000	60
Telekomunikasi Indonesia Tbk PT ADR	600	21
Gudang Garam Tbk PT	3,000	18
		328
Italy (0.2%)
Tenaris SA ADR	1,157	51

Kazakhstan (0.1%)
KazMunaiGas Exploration Production GDR	1,456	27

Kenya (0.1%)
Safaricom Ltd.	589,400	23

Luxembourg (0.3%)
* Evraz Group SA GDR	3,199	107

Malaysia (2.3%)
Axiata Group Bhd.	104,800	180
UMW Holdings Bhd.	57,300	143
AirAsia Bhd.	96,300	127
Genting Bhd.	29,400	107
Genting Malaysia Bhd.	84,500	104
CIMB Group Holdings Bhd.	31,000	86
British American Tobacco Malaysia Bhd.	2,300	36
		783
Mexico (2.8%)
America Movil SAB de CV ADR	8,947	231
Fomento Economico Mexicano SAB de CV	23,800	172
America Movil SAB de CV	112,000	144
* Industrias CH SAB de CV Class B	40,500	144
Grupo Financiero Banorte SAB de CV	20,400	89
* Cemex SAB de CV	116,700	82
Wal-Mart de Mexico SAB de CV	25,200	69
		931
Peru (0.5%)
Cia de Minas Buenaventura SA ADR	2,024	83
Southern Copper Corp.	2,168	74
		157
Philippines (1.1%)
Metropolitan Bank & Trust	105,190	192
Energy Development Corp.	860,000	139
Philippine Long Distance Telephone Co.	661	37
		368
Poland (0.6%)
Cyfrowy Polsat SA	24,450	141

Bank Pekao SA	1,201	69
		210
Qatar (0.6%)
Industries Qatar QSC	5,645	214

Russia (5.5%)
Gazprom OAO ADR	38,089	545
Lukoil OAO ADR (London Shares)	4,046	269
Rosneft Oil Co. GDR	29,337	249
Sberbank of Russia	67,222	248
Lukoil OAO ADR (United States)	3,200	213
* NOMOS-BANK GDR	7,000	129
Mechel ADR	3,036	76
Mobile Telesystems OJSC ADR	3,903	73
Magnit OJSC GDR	1,761	54
		1,856
Singapore (0.8%)
Noble Group Ltd.	80,000	124
* China Minzhong Food Corp. Ltd.	70,000	82
Olam International Ltd.	32,000	70
		276
South Africa (4.2%)
Sasol Ltd.	7,321	367
MTN Group Ltd.	14,616	316
Standard Bank Group Ltd.	15,211	221
Imperial Holdings Ltd.	7,000	120
Murray & Roberts Holdings Ltd.	16,425	76
Aveng Ltd.	13,325	72
African Bank Investments Ltd.	14,074	71
Naspers Ltd.	1,295	69
* AngloGold Ashanti Ltd. ADR	1,450	61
* Sasol Ltd. ADR	722	36
		1,409
South Korea (12.4%)
Samsung Electronics Co. Ltd.	673	539
Hana Financial Group Inc.	10,630	417
LG Electronics Inc.	4,749	362
Shinhan Financial Group Co. Ltd.	7,274	348
LG Chem Ltd.	552	246
Kolon Industries Inc.	2,000	223
SK Telecom Co. Ltd.	1,425	198
Industrial Bank of Korea	10,060	173
Grand Korea Leisure Co. Ltd.	6,480	143
Dongbu Insurance Co. Ltd.	2,770	137
Hyundai Mobis	371	134
GS Engineering & Construction Corp.	973	110
Kia Motors Corp.	1,488	109
Doosan Corp.	770	108
Hyundai Mipo Dockyard	675	107
Hyundai Development Co.	3,250	102
* E-Mart Co. Ltd.	336	88
Hyundai Motor Co.	393	87
Cheil Industries Inc.	696	79
POSCO ADR	672	74
Kangwon Land Inc.	2,430	69
OCI Co. Ltd.	174	67

* LG Life Sciences Ltd.	1,200	58
LG Household & Health Care Ltd.	126	57
Samsung C&T Corp.	449	36
SK Telecom Co. Ltd. ADR	1,500	24
KT Corp. ADR	1,190	24
Lotte Shopping Co. Ltd.	50	22
		4,141
Sweden (0.6%)
Oriflame Cosmetics SA	4,075	186

Taiwan (6.1%)
Hon Hai Precision Industry Co. Ltd.	101,200	289
Compal Electronics Inc.	206,000	267
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	21,484	266
HTC Corp.	6,540	195
Taiwan Semiconductor Manufacturing Co. Ltd.	75,000	186
Advanced Semiconductor Engineering Inc.	132,000	143
Asustek Computer Inc.	12,200	98
Advantech Co. Ltd.	25,200	85
Yuanta Financial Holding Co. Ltd.	104,000	74
Formosa Plastics Corp.	19,000	72
Catcher Technology Co. Ltd.	8,000	70
Foxconn Technology Co. Ltd.	14,000	65
Chroma ATE Inc.	23,560	59
Synnex Technology International Corp.	22,000	56
Taishin Financial Holding Co. Ltd.	99,510	53
Chunghwa Telecom Co. Ltd.	10,000	35
Wistron Corp.	19,000	32
Ruentex Industries Ltd.	3,000	7
		2,052
Thailand (2.0%)
Krung Thai Bank PCL (Foreign)	232,000	161
PTT Exploration & Production PCL (Foreign)	20,000	123
Bank of Ayudhya PCL(Local)	101,100	95
Bangkok Bank PCL (Foreign)	14,900	88
Bangkok Bank PCL	12,500	73
Charoen Pokphand Foods PCL	56,200	60
Siam Commercial Bank PCL (Foreign)	14,000	59
		659
Turkey (2.2%)
* Asya Katilim Bankasi AS	133,275	188
Turkiye Garanti Bankasi AS	37,636	165
Ford Otomotiv Sanayi AS	13,525	106
Turkiye Vakiflar Bankasi Tao	50,475	105
Tupras Turkiye Petrol Rafinerileri AS	3,700	90
* Turkcell Iletisim Hizmetleri AS ADR	5,349	69
		723
United Arab Emirates (0.5%)
* DP World Ltd.	13,000	166

United Kingdom (0.6%)
* AZ Electronic Materials SA	25,015	109
Vedanta Resources plc	3,712	107
		216
Total Common Stocks (Cost $28,499)		28,834

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (12.5%)
Money Market Fund (11.0%)[1]
3 Vanguard Market Liquidity Fund	0.114%		3,709,127	3,709

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (1.5%)
[4,5] Fannie Mae Discount Notes	0.050%	10/3/11	50	50
[4,5] Freddie Mac Discount Notes	0.080%	9/26/11	100	100
[4,5] Freddie Mac Discount Notes	0.050%	10/3/11	100	100
[4,5] Freddie Mac Discount Notes	0.080%	10/25/11	250	250
				500
Total Temporary Cash Investments (Cost $4,209)				4,209
Total Investments (98.6%) (Cost $32,708)				33,043
Other Assets and Liabilities-Net (1.4%)				455
Net Assets (100%)				33,498

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 94.5% and 4.1%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $475,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the

Emerging Markets Select Stock Fund

fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	6,711	—	—
Common Stocks—Other	1,542	20,581	—
Temporary Cash Investments	3,709	500	—
Futures Contracts—Assets[1]	18	—	—
Total	11,980	21,081	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
MSCI Emerging Markets Index	September 2011	49	2,811	28,161
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Emerging Markets Select Stock Fund

E. At July 31, 2011, the cost of investment securities for tax purposes was $32,708,000. Net unrealized appreciation of investment securities for tax purposes was $335,000, consisting of unrealized gains of $858,000 on securities that had risen in value since their purchase and $523,000 in unrealized losses on securities that had fallen in value since their purchase.

Emerging Markets Select Stock Fund

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TRUSTEES' EQUITY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES' EQUITY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 22, 2011

VANGUARD TRUSTEES' EQUITY FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 22, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.